21. SUPPLY CHAIN FINANCE (Tables)	12 Months Ended
Dec. 31, 2017
Supply Chain Finance Tables
Schedule of supply chain finance
	12.31.17	12.31.16
Supply chain finance - Domestic suppliers	518.4	1,007.1
Supply chain finance - Foreign suppliers	196.8	328.5
	715.2	1,335.6